Major Customers	12 Months Ended
Dec. 31, 2012
Major Customers

16. MAJOR CUSTOMERS

For the year ended December 31, 2010, approximately $62.0 million, or 92.2%, of our commodity sales from continuing operations were derived from five customers, with the largest customer being responsible for approximately $51.9 million, or 77.2%, of total commodity sales. For the year ended December 31, 2011, approximately $103.6 million, or 92.6%, of our commodity sales from continuing operations were attributable to four customers with the largest single purchaser accounting for $62.9 million, or 56.2%. For the year ended December 31, 2012, approximately $128.3 million, or 95.3% of our commodity sales from continuing operations were attributable to five customers with the largest single purchaser accounting for $64.7 million, or 48.1%.